OPERATING EXPENSES (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating expenses [Abstract]
Maintenance and repairs		$ 585,377	$ 530,284	$ 448,017
Others Fees		429,121	427,517	411,521
Insurance		331,430	303,501	286,384
Leasing		256,872	244,956	246,445
Transport		183,857	158,561	154,220
Disputes, fines and sanctions	[1]	63,685	139,146	52,441
Frauds and claims	[2]	117,032	134,087	72,860
Data processing		147,294	130,125	101,347
Advertising		144,900	127,142	120,046
Public services		108,420	107,727	114,840
Cleaning and security services		97,848	92,359	93,336
communications		73,072	67,201	61,943
Contributions and affiliations		66,636	60,320	59,406
Properties improvements and installation		52,937	59,121	55,307
Useful and stationery		63,321	58,145	61,699
Travel expenses		37,006	38,037	37,112
Production and supply cards		26,575	32,975	29,532
Trust		31,100	25,901	13,176
Legal and financial consultants		31,072	25,855	29,435
Real estate management		23,694	21,817	19,262
Board of directors and audit fee		21,733	20,450	20,926
Donations		17,402	17,048	18,338
Storage services		15,664	16,162	14,157
Activities Joint Operations		8,719	9,650	8,805
Public relations		2,899	5,912	5,101
Legal expenses		3,570	4,112	5,897
Temporary services		3,724	3,907	7,232
Others		79,809	115,866	102,549
Total other administrative and general expenses		3,024,769	2,977,884	2,651,334
Wealth tax, contributions and other tax burden		$ (692,666)	$ (727,661)	$ (741,184)

[1]	The increase in disputes, fines and sanctions during the year 2017 is caused by the recognition of an income tax provision related with a potential exposure for the fiscal year 2014, consisting in an unrecognized tax benefits amounting to COP 201,554 in income tax liabilities related to tax positions. The 2014 income tax return has been subject to review from the tax authority since April 23, 2015.
[2]	The increases in frauds and claims during the year 2018 and 2017 compared with the level of expense recognized as of December 31, 2016, are mainly explained by higher operational risk in virtual transactions and transactions with credit and debit cards.